FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2020
Finance Income [Abstract]
Finance income
Amounts in R million	Note	2020	2019	2018

Interest on financial assets measured at amortised cost	13	63.1	17.0	21.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds	12	33.3	30.5	7.5
Growth in reimbursive right for environmental rehabilitation guarantees	12	5.2	7.8	8.8
Dividends received	25	4.3	-	-
Unwinding of Payments made under protest	24	3.9	3.0	0.7
		109.8	58.3	38.8